LEASES (Schedule of Components of Operating Lease Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 6,495	$ 5,897
Short-term lease cost	1,709	733
Variable lease cost	1,193	1,014
Sublease income	(273)	(279)
Total net lease costs	$ 9,124	$ 7,365